Share-Based Payments (Details 1) - Apr. 30, 2015 - $ / shares	Total
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at May 1, 2014, number of options	33,667
Outstanding at May 1, 2014, weighted average exercise price	$ 44.50
Granted, number of options	955,000
Granted, weighted average exercise price	$ 112.59
Exercised, number of options	31,667
Exercised, weighted average exercise price	$ 44.29
Outstanding at April 30, 2015, number of options	957,000
Outstanding at April 30, 2015, weighted average exercise price	$ 112.45
Exercisable at April 30, 2015, number of options	2,000
Exercisable at April 30, 2015, weighted average exercise price	$ 47.78